Segment Information	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
Segment Information
13.	SEGMENT INFORMATION
(1)	General information

The Group’s major business is research and development for new medicine and operates only in one single industry. The Chief Operating Decision-Maker, who allocates resources and assesses performance of the Group as a whole, has identified that the Group has only one reportable operating segment.

(2)	Information about segment profit or loss, assets and liabilities

The Group has only one reportable operating segment, and therefore, the reportable segment information is the same as the financial statements.

(3)	Reconciliation for segment income (loss)

The segment income (loss) reported to the chief operating decision-maker is measured in a manner consistent with that in the statement of comprehensive income. There is no reconciliation because the report provided to the chief operating decision-maker for business decisions has no difference to the segment income (loss) information.

(4)	Information on product and service

Please refer to Note 6(18) for the related information.

(5)	Geographical information

Geographical information for the years ended December 31, 2016, 2017, and 2018 is as follows:

	Year ended December 31, 2016		Year ended December 31, 2017
	Revenue	Non-current assets (Note)	Revenue	Non-current assets (Note)
	NT$000	NT$000	NT$000	NT$000
Taiwan	$40,571	$199,916	$49,635	$176,727
Europe	1,003	—	—	—
China	—	35	—	23
Others	100	13,788	—	6,645
	$41,674	$213,739	$49,635	$183,395

	Year ended December 31, 2018		Year ended December 31, 2018
	Revenue	Non-current assets (Note)	Revenue	Non-current assets (Note)
	NT$000	NT$000	US$000	US$000
Taiwan	$52,100	$202,724	$1,702	$6,623
Europe	10,224	—	334	—
China	—	11	—	—
Others	—	7,482	—	245
	$62,324	$210,217	$2,036	$6,868

Note:	Deferred tax assets and refundable deposits are excluded from non-current assets.
(6)	Major customer information

Details of sales to individual customers exceeding 10% of the Group’s revenue for the years ended December 31, 2016, 2017 and 2018 are as follows:

	Year ended December 31,
	2016	2017
Customer	Revenue	Revenue
	NT$000	NT$000
A	$34,357	$40,385
B	6,214	9,250
F	1,003	—

	Year ended December 31,
	2018	2018
Customer	Revenue	Revenue
	NT$000	US$000
A	$40,765	$1,332
B	11,335	370
F	10,224	334